Other Income and Expense, Net - Schedule of Other Income and Expense Net (Details) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Other Income and Expenses [Abstract]
Acquisition expenses	$ 4,045,000	$ 1,925,000	$ 3,765	$ 2,006
Loss on debt extinguishment	2,031,000	0
Loan prepayment fees	1,463,000	0
Other	1,384,000	599,000	1,515	0
Loss on sale of assets	84,000	0
Other expense	9,007,000	2,524,000	6,335	3,187
Gain on sale of assets	0	(393,000)	(214)	0
Gain on PPP forgiveness	(1,624,000)	0
Change in FV of contingent consideration	(1,120,000)	0	1,055	1,181
Other	(471,000)	(30,000)
Other (income)	(3,215,000)	(423,000)	(371)	(189)
Other expense and (income), net	$ 5,792,000	$ 2,101,000	$ 5,750	$ 2,998